Current and Deferred Taxes (Details) - Schedule of Effect on Income Tax Expense - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax expense
Current tax	$ 281,640	$ 243,136	$ 238,875
Credits (debits) for deferred taxes
Origination and reversal of temporary differences	(38,797)	12,659	(131,195)
Valuation provision
Subtotals	242,843	255,795	107,680
Tax for rejected expenses (Article No21)	467	394	379
Other	(35,948)	(36,444)	(10,511)
Net charges for income tax expense	$ 207,362	$ 219,745	$ 97,548